Document and Entity Information	Aug. 02, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2019
Entity Registrant Name	ITT INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-05672
Entity Tax Identification Number	81-1197930
Entity Address, Address Line One	1133 Westchester Avenue
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10604
City Area Code	914
Local Phone Number	641-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ITT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000216228
Entity Information, Former Legal or Registered Name	Not Applicable